CAPITAL STOCK	12 Months Ended
Dec. 31, 2025
CAPITAL STOCK.
CAPITAL STOCK

22. CAPITAL STOCK

The details of capital stock are as follows:

	2024
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,185,694,580	4.23	209
Directors (Note 1b):
Ririek Adriansyah	9,336,755	0	0
Bogi Witjaksono	6,952,700	0	0
Afriwandi	6,995,200	0	0
Heri Supriadi	7,242,700	0	0
F.M. Venusiana R.	10,629,200	0	0
Herlan Wijanarko	6,995,200	0	0
Muhamad Fajrin Rasyid	6,952,700	0	0
Budi Setyawan Wijaya	7,407,700	0	0
Honesti Basyir	3,250,844	0	0
Commissioners (Note 1b):
Isa Rachmatarwata	3,312,700	0	0
Marcelino Rumambo Pandin	3,312,700	0	0
Ismail	3,312,700	0	0
Arya Mahendra Sinulingga	3,359,500	0	0
Rizal Mallarangeng	3,312,700	0	0
Silmy Karim	1,344,700	0	0
Public (individually less than 5%)	43,190,450,461	43.68	2,164
Total	99,062,216,600	100.00	4,953

	2025
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
DAM	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,356,822,980	4.40	218
Directors (Note 1b):
Dian Siswarini	203,000	0	0
Veranita Yosephine	90,000	0	0
Nanang Hendarno	32,500	0	0
Faizal Rochmad Djoemadi	248,500	0	0
Commissioners (Note 1b):
Rizal Mallarangeng	3,240,600	0	0
Silmy Karim	1,344,700	0	0
Public (individually less than 5%)	43,088,935,360	43.50	2,155
Sub-total	99,053,271,200	99.99	4,953
Share buyback	8,945,400	0.01	0
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs. 1 ADS represents 100 Series B shares.

The Company issued only 1 Series A Dwiwarna share which is held by the Government of the Republic of Indonesia and cannot be transferred to any party, and has a veto right in the General Meeting of Stockholders of the Company with respect to the election and removal of the Boards of Commissioners and Directors, issuance of new shares, and amendments of the Company’s Articles of Association.

The Company's authorized capital stock consists of 1 Series A Dwiwarna and 389,999,999,999 Series B shares. 1 Series A Dwiwarna share has a par value of Rp50 per share and Series B shares has a par value of Rp50 per share. The Company's share structure consists of 1 Series A Dwiwarna share and 99,062,216,559 Series B shares (common stock) with total issued and fully paid-up capital of 99,062,216,600 shares.

Based on Notarial Deed of Jose Dima Satria, S.H., M.Kn., No. 121, dated March 22, 2025, the Government transferred its ownership of 51,602,353,559 Series B shares, representing 52.09% of the Company's total shares, to PT Biro Klasifikasi Indonesia (“BKI”) through “inbreng” capital contribution.

This share transfer was conducted in accordance with prevailing legal regulations, specifically:

(a)	Government Regulation Number 15 Year 2025 regarding the Addition of Capital Participation of the Republic of Indonesia into the Share Capital of BKI for the Establishment of an Operational Holding;
(b)	Government Regulation Number 16 Year 2025 regarding the State Capital Participation of the Republic of Indonesia into the Daya Anagata Nusantara Investment Management Agency (“Danantara”).

BKI, as the transferee, serves as the Operational Holding Company, with all of its shares owned by the Government through the Minister of State-Owned Enterprises and Danantara. The Government retains its position as the Company's Ultimate Beneficial Owner through its direct ownership of 1 Series A Dwiwarna share with special rights and its indirect ownership of BKI's Series B shares through Danantara. Based on Notarial Deed of Jose Dima Satria, S.H., M.Kn., No. 163, dated May 23, 2025, BKI changed its name to DAM.

Pursuant to the AGM of Stockholders of the Company as stated in Notarial Deed No. 73 dated May 30, 2023 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend for 2022 amounting to Rp16,603 billion (Rp167.59 per share). The Company paid cash dividend on July 5, 2023.

Pursuant to the AGM of Stockholders of the Company stated in Notarial Deed No. 04 dated May 3, 2024 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend for 2023 amounting to Rp17,683 billion (Rp178.50 per share). The Company paid cash dividend on May 29, 2024.

Pursuant to the AGM of Stockholders of the Company stated in Notarial Deed No. 52 dated May 27, 2025 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend for 2024 amounting to Rp21,047 billion (Rp212.47 per share). The Company paid cash dividend on June 19, 2025.

Based on Notarial Deed of Ashoya Ratam, S.H., M.Kn., No. 52, dated May 27, 2025, AGM of Stockholders agreed Company’s share buyback with a maximum amount of Rp3,000 billions. On December 31, 2025, the Company has conducted share buyback amounting to 8,945,400 shares or equivalent to Rp30 billions.

As of December 31, 2025, all of the Company Series B Shares have been listed on IDX and 43,568,230 ADS or equivalent to 4,356,822,980 Series B have been listed on the NYSE.